Eaton Vance Parametric Structured Absolute Return Fund

EATON VANCE PARAMETRIC STRUCTURED ABSOLUTE RETURN FUND
Supplement to Summary Prospectus dated November 1, 2011 as revised December 9, 2011

The following amendments to the Summary Prospectus are effective on March 1, 2013.

1.  The Summary Prospectus is amended to reflect the following:

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The name of the Fund is changed to Parametric Market Neutral Fund and the name of the Portfolio is changed to Parametric Market Neutral Portfolio;

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Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

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The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated; and

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances).

2.  The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$158	$655	$1,179	$2,615
Institutional Class shares	$132	$579	$1,051	$2,358

3.  The following replaces the paragraph under “Purchase and Sale of Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

February 14, 2013	6615-2/13 PPASARSPS

Shareholder Fees Eaton Vance Parametric Structured Absolute Return Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	none

Expense Example Eaton Vance Parametric Structured Absolute Return Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	158	655	1,179	2,615
Institutional Class	132	579	1,051	2,358